Principal subsidiaries (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Assets	£ 1,349,514	£ 1,140,229	£ 1,133,300
Liabilities	1,282,632	1,074,569
Balances with banks and other regulatory authorities	3,392	4,893	£ 4,717
Principal Subsidiary companies [member]
Disclosure of subsidiaries [line items]
Assets	1,795,000	1,474,000
Liabilities	£ 1,703,000	£ 1,388,000